Other Investments - Schedule of Other Investments (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration			$ 33,126
Fair value loss from investment		$ (3,551)	(996)
Investment Fund One
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration	$ 15,000
Fair value loss from investment		4,235	996
Investment fund redemption notice period	1 month
Investment Fund Two
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration	$ 17,100
Fair value gain from investment		$ 684	$ 0
Investment fund redemption period	3 years